Common Stock and Stock Plans, Weighted-Average Per Share Fair Value of Options Granted (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-Average per Share Fair Value of Options Granted and the Assumptions Used [Abstract]
Per share fair value of options granted	$ 1.58	$ 2.79	$ 3.78
Expected Volatility	18.30%	29.20%	32.70%
Expected dividends	$ 0.93	$ 0.68	$ 0.32
Expected term (in years)	0 years 5 months 30 days	0 years 8 months 12 days	1 year 0 months 0 days
Risk-free interest rate	0.10%	0.10%	0.20%